Supplemental Cash flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information1 [Abstract]
Decrease (increase) in trade and other receivables	$ 6,964	$ (27,094)
Increase in inventories	(72,369)	(165,697)
(Increase) decrease in prepaid expenses and other current assets	(11,349)	3,721
Increase in accounts payable, accrued liabilities and other current liabilities	18,740	20,083
Changes in non-cash working capital	$ (58,014)	$ (168,987)